Income tax and deferred taxes (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax related to other income and expense components with a charge or credit to net equity
Gain (loss) from defined benefit plans	$ (702)	$ (396)	$ (282)
Cash flow hedge	2,683	0	0
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	0	0	550
Total	(2,543)	744	489
Amount before taxes (expense) gain [Member]
Income tax related to other income and expense components with a charge or credit to net equity
Gain (loss) from defined benefit plans	(3,310)	(1,327)	(1,401)
Cash flow hedge	1,907	5,723	2,184
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	1,152	(5,546)	(26)
Total	(251)	(1,150)	757
Gains Losses For Income Taxes [Member]
Income tax related to other income and expense components with a charge or credit to net equity
Gain (loss) from defined benefit plans	702	396	282
Cash flow hedge	(2,683)	0	0
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	(311)	1,498	(550)
Total	$ (2,292)	$ 1,894	$ (268)